Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	18.61%	18.75%
Tier 1 risk-weighted capital ratio	16.96%	16.63%
Common Equity Tier 1 risk-weighted capital ratio	16.00%	15.55%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 12,289.3	¥ 11,552.0
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,199.3	10,249.9
Common Equity Tier 1 capital	10,562.8	9,581.3
Risk-weighted assets	66,008.0	61,599.1
The amount of minimum total capital requirements	¥ 5,280.6	¥ 4,927.9